Common shares (Details) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Shares Details
Beginning Balance, Shares	44,958,843	42,418,326	39,554,959
Beginning Balance, Amount	CAD 65,792,307	CAD 61,340,321	CAD 56,623,686
Issued on exercise of stock options, Shares	347,266	482,665	16,667
Issued on exercise of stock options, Amount	CAD 335,946	CAD 288,066	CAD 13,234
Issued on exercise of US$ Warrants (see (i), Shares		2,057,852	846,700
Issued on exercise of US$ Warrants (see (i), Amount		CAD 2,735,995	CAD 1,064,222
Transfer from contributed capital upon exercise of stock options, Amount	CAD 242,700	CAD 147,125	CAD 8,279
Conversion of Preferred Shares (note 10 (i), Shares	8,000,000		2,000,000
Conversion of Preferred Shares (note 10 (i), Amount	CAD 232,600		CAD 3,256,400
Transfer from fair value of US$ Warrants upon exercise, Amount		CAD 1,280,800	CAD 374,500
Value assigned to acquisition of intellectual property (note 10 (ii), Amount	CAD 18,448,000
Ending Balance, Shares	53,306,109	44,958,843	42,418,326
Ending Balance, Amount	CAD 85,051,553	CAD 65,792,307	CAD 61,340,321